Financial Risk Management - Disclosure of Financial Instruments Classified as Transition Not Yet Completed (Detail) ₩ in Millions	Dec. 31, 2023 KRW (₩)
Non Derivative Financial Liabilities Borrowings [Member] | Maturity Date After Thirty June Two Thousand And Twenty Three [Member] | Transition Not Yet Completed [Member] | WIBOR [Member]
Disclosure In Tabular Form Of Financial Instruments For Which Transition Is Not Yet Completed [Line Items]
Notional amount	₩ 67,943